Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AXA PREMIER VIP TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2012
Supplement [Text Block]	apvt6_SupplementTextBlock

AXA PREMIER VIP TRUST

SUPPLEMENT DATED OCTOBER 9, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2012, as supplemented, of AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with updated information regarding the capitalization ranges of the Multimanager Mid Cap Growth Portfolio (the “Portfolio”).

*****

The third sentence of the first paragraph under the section entitled “Investments, Risks, and Performance – Principal Investment Strategies of the Portfolio” of the Prospectus is hereby deleted and replaced with the following information:

For purposes of this Portfolio, mid-capitalization companies generally are companies with market capitalization within the range of companies in the Russell 2500 Index or the Russell Midcap Index at the time of investment (as of December 31, 2011, the market capitalization of the companies in the Russell 2500 Index was between $23.4 million and $9.7 billion and the market capitalization of the companies in the Russell Midcap Index was between $117.3 million and $20.5 billion).

*****

The fifth sentence of the first paragraph under the section entitled “Investments, Risks, and Performance – Principal Investment Strategies of the Portfolio” of the Prospectus is hereby deleted and replaced with the following information:

The sizes of the companies in these indexes change with market conditions, which can result in changes to the market capitalization ranges of companies in the indexes.

Multimanager Mid Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	apvt6_SupplementTextBlock

AXA PREMIER VIP TRUST

SUPPLEMENT DATED OCTOBER 9, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2012, as supplemented, of AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with updated information regarding the capitalization ranges of the Multimanager Mid Cap Growth Portfolio (the “Portfolio”).

*****

The third sentence of the first paragraph under the section entitled “Investments, Risks, and Performance – Principal Investment Strategies of the Portfolio” of the Prospectus is hereby deleted and replaced with the following information:

For purposes of this Portfolio, mid-capitalization companies generally are companies with market capitalization within the range of companies in the Russell 2500 Index or the Russell Midcap Index at the time of investment (as of December 31, 2011, the market capitalization of the companies in the Russell 2500 Index was between $23.4 million and $9.7 billion and the market capitalization of the companies in the Russell Midcap Index was between $117.3 million and $20.5 billion).

*****

The fifth sentence of the first paragraph under the section entitled “Investments, Risks, and Performance – Principal Investment Strategies of the Portfolio” of the Prospectus is hereby deleted and replaced with the following information:

The sizes of the companies in these indexes change with market conditions, which can result in changes to the market capitalization ranges of companies in the indexes.